Significant equity transactions and acquisitions (Details Textual) - CNY (¥) ¥ in Millions	1 Months Ended			12 Months Ended		13 Months Ended
	Oct. 31, 2017	May 31, 2017	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Apr. 30, 2015
Target Net [Member]
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held	74.80%						51.00%		51.00%
Consideration to Purchase Equity Interest Held by Noncontrolling Interest	¥ 36.3
KKC [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net			¥ 28.1
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held		100.00%	74.80%					54.80%		54.80%
Ownership Percentage In Ordinary Shares Outstanding			49.70%
Consideration to Purchase Equity Interest Held by Noncontrolling Interest		¥ 13.2
Xinchuang [Member]
Business Acquisition, Equity interest acquired						30.00%	30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				¥ 36.3
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held						60.00%
Business Combination, Consideration Transferred						¥ 105.6
Business Combination, Consideration Transferred, Liabilities Incurred						¥ 63.6
Business Acquisition, Committed Acquisition Of Voting Interests, Percentage						40.00%
Other Acquirees [Member]
Business Combination, Consideration Transferred					¥ 26.5